Note 3 - Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) [Table Text Block]
	For the years ended December 31,
	2015			2014			2013
(Dollars in thousands)	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Securities available for sale:
Gross unrealized gains (losses) arising during the period	$344	137	207	38	(218)	256	(1,272)	(647)	(625)
Less reclassification of net gains included in net income	6	3	3	0	0	0	0	0	0
Net unrealized gains (losses) arising during the period	338	134	204	38	(218)	256	(1,272)	(647)	(625)
Other comprehensive income (loss)	$338	134	204	38	(218)	256	(1,272)	(647)	(625)